Income Taxes - Additional Information (Detail) $ in Millions	3 Months Ended
Apr. 30, 2019 CAD ($)
2011 - 2013 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 361
2014 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 250